As filed with the Securities and Exchange Commission on May 13, 2016

Registration Nos. 333-28339; 811-08239

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 94	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 96	☒

ProFunds

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Avenue, Suite 1000E

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 497-6400

With copy to:

Michael L. Sapir

ProShare Advisors LLC

7501 Wisconsin Avenue, Suite 1000E

Bethesda, MD 20814

(Name and Address of Agent for Service)

With copy to:

John Loder, Esq. c/o Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600	Richard F. Morris ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000E Bethesda, MD 20814

(Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, ProFunds certifies that it has met all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Bethesda, Maryland on May 13, 2016.

PROFUNDS

/s/ Todd B. Johnson
Todd B. Johnson, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Michael L. Sapir*	Trustee, Chairman	May 13, 2016
Michael L. Sapir

/s/ Russell S. Reynolds, III*	Trustee	May 13, 2016
Russell S. Reynolds, III

/s/ Michael C. Wachs*	Trustee	May 13, 2016
Michael C. Wachs

/s/ William D. Fertig*	Trustee	May 13, 2016
William D. Fertig

/s/ Todd B. Johnson	President	May 13, 2016
Todd B. Johnson

/s/ Christopher E. Sabato	Treasurer	May 13, 2016
Christopher E. Sabato

*By: /s/ Richard M. Morris
Richard M. Morris As Attorney-in-fact May 13, 2016

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase